Dividends Declared - Summary of Dividends (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2022 R / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 R / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 R / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 R / shares
Disclosure of Dividends [line items]
Dividends declared per share | $ / shares		$ 0.34		$ 0.36		$ 0.16
Final dividend
Disclosure of Dividends [line items]
Dividends declared per share			R 2.60		R 3.20		R 1
Interim dividend
Disclosure of Dividends [line items]
Dividends declared per share	R 3		R 2.10		R 1.60
Approved dividend
Disclosure of Dividends [line items]
Final dividend approved by the Board	R 4.45